UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------

                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                 (Address of principal executive offices)             (Zip code)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 252-972-9922
                                                    ------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2007
                                              --------------

Item 1. REPORTS TO STOCKHOLDERS.


Semi-Annual Report 2007







                                               The Hillman Advantage Equity Fund
                               (formerly known as The Hillman Total Return Fund)
                                              The Hillman Focused Advantage Fund
                                                                  March 31, 2007
                                                                     (Unaudited)




No Load Shares
Class A Shares
Class B Shares
Class C Shares


[Logo Here]
HILLMAN CAPITAL MANAGEMENT



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

________________________________________________________________________________

Investments in the Hillman Capital Management Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, management style risk. In addition, the Focus Advantage Fund is subject to the following risks: non-diversified status risk, and sector focus risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
________________________________________________________________________________

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2007.


For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

                  See Our Website @ www.hillmancapital.com
                           or
                 Call Our Shareholder Services Group Toll-Free at 1-800-773-3863


Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     (Continued)

Fund Expenses (Unaudited) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beginning                        Ending
The Hillman Advantage Equity Fund                     Account Value                   Account Value                Expenses Paid
No Load Class Shares                                 October 1, 2006                  March 31, 2007               During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,058.80                     $7.65
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,017.50                     $7.49
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beginning                        Ending
The Hillman Advantage Equity Fund                     Account Value                   Account Value                Expenses Paid
Class A Shares                                       October 1, 2006                  March 31, 2007               During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,059.40                     $6.37
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,018.75                     $6.24
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beginning                        Ending
The Hillman Advantage Equity Fund                     Account Value                   Account Value                Expenses Paid
Class B Shares                                       October 1, 2006                  March 31, 2007               During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,057.10                     $6.36
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,018.75                     $6.24
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beginning                        Ending
The Hillman Advantage Equity Fund                     Account Value                   Account Value                Expenses Paid
Class C Shares                                       October 1, 2006                  March 31, 2007               During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,057.10                     $6.36
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,018.75                     $6.24
-----------------------------------------------------------------------------------------------------------------------------------
*Expenses  are equal to the Fund's six month  expense  ratio  (1.49% for the No Load Class,  1.24% for Class A, Class B and Class C)
multiplied  by the  average  account  value over the  period,  multiplied  by 182 (the number of days in the most recent six months)
divided by 365 (to reflect the semi-annual period).

                                                        Beginning                        Ending
The Hillman Focused Advantage Fund                    Account Value                   Account Value                Expenses Paid
No Load Class Shares                                 October 1, 2006                  March 31, 2007               During Period**
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,068.60                     $7.68
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,017.50                     $7.49
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beginning                        Ending
The Hillman Focused Advantage Fund                    Account Value                   Account Value                Expenses Paid
Class A Shares                                       October 1, 2006                  March 31, 2007               During Period**
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,070.40                     $7.69
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,017.50                     $7.49
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beginning                        Ending
The Hillman Focused Advantage Fund                    Account Value                   Account Value                Expenses Paid
Class B Shares                                       October 1, 2006                  March 31, 2007               During Period**
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,066.60                    $11.54
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,013.76                    $11.25
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beginning                        Ending
The Hillman Focused Advantage Fund                    Account Value                   Account Value                Expenses Paid
Class C Shares                                       October 1, 2006                  March 31, 2007               During Period**
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                       $1,064.50                    $11.53
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                       $1,013.76                    $11.25
-----------------------------------------------------------------------------------------------------------------------------------
** Expenses are equal to the Fund's six month expense ratio (1.49% for the No Load Class and Class A, 2.24% for Class B and Class C)
multiplied  by the  average  account  value over the  period,  multiplied  by 182 (the number of days in the most recent six months)
divided by 365 (to reflect the semi-annual period).

Dear Shareholder:

Enclosed please find the semi-annual report for The Hillman Capital Management Funds ("the Funds") for the six months ending March 31, 2007.

The investment team here at Hillman Capital Management (HCM) focuses on a company's products and processes and their ability to do business in a manner against which it is difficult to compete. We believe that this philosophy of buying attractively priced industry leaders will lead to strong performance over extended periods of time. We feel we have benefited immensely in the past from this disciplined approach and our long-term view. Therefore, we give little credence to economic forecasting but do pay attention to the fundamentals of the economy, key sectors and the relationship between these themes and the operating environments of the companies in which we invest. We prefer to diligently examine the data at hand and consequently, on a case by case basis, examine the current, intrinsic value of the equities in our qualified universe.

The past two quarters in the equity markets were dissimilar in that the fiscal first quarter (the calendar fourth quarter) saw strong equity market performance with little volatility. On the other hand, the funds' second quarter (the first calendar quarter) saw significant volatility, including one of the largest single-day losses in the history of the Dow Jones Industrial Average. Our opinion of the market environment as well as our larger view of the economy and notable sectors is discussed below.

Equity markets made headlines in October as the Dow Jones Industrial Average (the Dow) surpassed the 12,000 mark for the first time in history and continued on a torrid pace for the remainder of the calendar year. Likewise, the S&P500, a widely followed market proxy, turned in a solid calendar fourth quarter. The most recent quarter, however, served as a poignant reminder of the short-term risks inherent in equity investing as markets were quite volatile. On Tuesday, February 27th of this year, the Dow Jones Industrial Average (the Dow) experienced the seventh-largest point decline ever^1, 416.02 points, while the S&P 500 lost 50.33 points to 1399.04. Similarly, the NASDAQ Composite Index and the Russell 2000 Index lost 3.9% and 3.8% respectively.

A hotly debated topic is the state of, and the continued, surprising resilience of the U.S. consumer. Economists and market prognosticators have long foretold the fall of the U.S. consumer and subsequently a recession. While we acknowledge that this is entirely possible, especially as home price values decline and the full effects of Federal Reserve tightening run their course, we also note that the key factors that have historically driven consumer spending remain positive. These factors include growth of real disposable incomes, low real interest rates, and the fact that real household net worth, net of all debt, is at an all time high^2. In fact, personal income has increased 5.9% year-over-year as of the end of 2006^3. The Commerce Department recently released that personal incomes rose 0.6% in February following a 1% increase in January - we believe these data points suggest that the consumer will remain defiant of forecasts, at least for the near-term. For example, a recent Commerce Department report also noted that consumer spending rose 0.6% for the month of February - double the

------------------------------------
^1 The Wall Street Journal
^2 CapitalEyes: Bank of America
^3 Ibid
consensus forecast by economists^4. All this being said and given our reluctance to bet against the consumer, it is also worth noting that we believe a perfect storm of higher energy prices and decreasing home values may pose a significant challenge for consumers going forward. Again, the extent and timing of these events and their effect on consumers cannot be fully known but rather are worth mentioning as potential reasons for a slowdown in consumer spending.

Closely linked to, and often mentioned as a driver of, consumer spending is the housing market. In the broader economic picture, housing is one of the wild cards. The monthly data has yet to tell a consistent story about the health of the housing sector. Despite the near-term fluctuations, we believe that rising monthly mortgage payments and declines in housing demand may causes prices to continue to fall in many regions. A major driver of the home price increases we saw in recent years was tied to not only low interest rates but also the extension of credit to "sub-prime" borrowers. We agree with Federal Reserve Chairman Ben Bernanke when he commented that "the impact on the broader economy and financial markets of the problems in the sub-prime markets seems to be contained." This does not imply zero impact on the markets or that the erosion of wealth in this category is to be ignored, but rather that its affects are limited in scope and the economy can absorb a slowdown in this industry.

The flexibility of the U.S. economy has continued to impress economists and market participants alike. Over the last 12 months, the U.S. economy has absorbed numerous shocks, all of which seemed like an end to the current expansion. These events include: high oil prices, the popping of the housing bubble, numerous interest rate increases, the sub-prime fallout, declines in refinancing activity, continued geopolitical woes, slower growth of corporate profits - albeit from all-time highs - a sustained and growing budget deficit, waning consumer confidence, slightly higher inflation and a change of leadership at the Federal Reserve Bank. All that being said, in the fourth quarter of 2006 the U.S. economy grew at a 2.5% annualized rate. The 2.5% growth rate brings the 2006 annual rate to 3.3%, compared to 3.2% in 2005 and 3.9% in 2004^5. On a year-over-year basis, it is clear that the economy is slowing and we believe that the cumulative affects of the above mentioned headwinds are taking their toll on top-line GDP growth. Economic performance in 2006 was a solid year with growth above the 15-year average, historically low unemployment, export growth that outpaced import growth for the first time in a decade, and rising wages^6.

Looking ahead to the remainder of 2007, we believe the economy is less solid than in years past and expect to see continued slowing of GDP growth. Like the housing market, the economic indicators continue to be mixed and the precise direction of the economy cannot be determined with certainty. However, former Federal Reserve Chairman Alan Greenspan commented in February that a recession is increasingly likely in the near future. Among the reasons he cited for a domestic slowdown include the looming budget deficit and the stabilization of corporate profit margins - a historically accurate indicator of a late-cycle decline. Similarly, the growth rate of corporate profits, a widely followed measure of broad business and economic health, has slowed after having reached an all time high in the third quarter of 2006.

------------------------------------

^4 The Wall Street Journal: "Consumer Spending Strength." Accessed on 3/31/2007 ^5 The Wall Street Journal: "Fourth-Quarter GDP Revised Up." Accessed on
   3/29/2007
^6 Department of Commerce

Irrespective of where we believe we are in the larger economic cycle, the state of the consumer, or the health of the housing sector, our philosophy here at HCM remains unchanged: we believe that relentlessly focusing on the individual, competitive merits of the companies which we invest in is the most prudent attempt to achieve market out-performance over time. We plan to continue to adhere to our strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued in our effort to help clients participate in market advances without unreasonable risk. By using the approach, we hope the Funds will outperform the market over time.

We urge our investors to act prudently. We believe the long-term value of an investment is not defined by temporary investor sentiment but by sound principals of finance, such as the present value of cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

We appreciate the opportunity to serve as your Funds' Investment Adviser.

                                       Sincerely,

                                        /s/ Mark Hillman

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Hillman  Capital  Management,  Inc. is a  registered  investment  advisor.  More
information   about  the  about  the   advisor   can  be  obtained  by  visiting
www.hillmancapital.com.


Statements contained herein that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. The information presented here should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any of the securities transactions, holdings or sectors discussed were or will prove to be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein. All recommendations within the preceding 12 months or applicable period are available upon request.


           Underwriter and Distributor: Capital Investment Group, Inc.
                           116 South Franklin Street
                           Rocky Mount, NC 27804
                           Phone (800) 773-3863

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)
As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                             Market Value                                                           Market Value
                                 Shares       (Note 1)                                               Shares           (Note 1)
----------------------------------------------------------       ------------------------------------------------------------------

COMMON STOCKS - 99.01%                                            Hand/Machine Tools - 1.94%
                                                                    Black & Decker Corporation        6,000        $    489,720
Aerospace/Defense - 5.11%                                                                                          ------------
  Goodrich Corporation           13,000    $    669,240
  The Boeing Company              7,000         622,370           Healthcare - Products - 1.91%
                                           ------------             Johnson & Johnson                 8,000             482,080
                                              1,291,610                                                            ------------
                                           ------------
Apparel - 2.52%                                                   Healthcare - Services - 4.55%
  Nike, Inc.                      6,000         637,560             Aetna Inc.                       13,000             569,270
                                           ------------           * Laboratory Corporation of
                                                                        America Holdings              8,000             581,040
Biotechnology - 1.75%                                                                                              ------------
* Amgen Inc.                      7,900         441,452                                                               1,150,310
                                           ------------                                                            ------------

Chemicals - 2.54%                                                 Home Builders - 1.91%
  E.I. du Pont de Nemours                                           D.R. Horton, Inc.                22,000             484,000
     and Company                 13,000         642,590                                                            ------------
                                           ------------
                                                                  Household Products/Wares - 2.02%
Computers - 6.87%                                                   The Clorox Company                8,000             509,520
* EMC Corporation                 44,000        609,400                                                            ------------
  Hewlett-Packard Company         14,000        561,960
  International Business Machines                                 Internet - 2.23%
     Corporation                   6,000        565,560           * Yahoo! Inc.                      18,000             563,220
                                           ------------                                                            ------------
                                              1,736,920
                                           ------------           Media - 4.52%
                                                                    Time Warner Inc.                 30,000             591,600
Cosmetics/Personal Care - 2.00%                                     The Walt Disney Company          16,000             550,880
  The Procter & Gamble                                                                                             ------------
     Company                       8,000        505,280                                                               1,142,480
                                           ------------                                                            ------------

Diversified Financial Services - 7.46%                            Miscellaneous Manufacturing - 4.21%
  Citigroup Inc.                  10,000        513,400             3M Co.                            7,000             535,010
  JPMorgan Chase & Co.            11,300        546,694             General Electric Company         15,000             530,400
  The Goldman Sachs Group, Inc.    4,000        826,520                                                            ------------
                                           ------------                                                               1,065,410
                                              1,886,614                                                            ------------
                                           ------------
                                                                  Oil & Gas - 2.39%
Electric - 2.17%                                                    Exxon Mobil Corporation           8,000             603,600
  Southern Company                15,000        549,750                                                            ------------
                                           ------------
                                                                  Pharmaceuticals - 3.96%
Financial Services - 2.28%                                          Merck & Co., Inc.                11,000             485,870
  Allied Capital Corporation      20,000        576,200             Pfizer Inc.                      20,400             515,304
                                           ------------                                                            ------------
                                                                                                                      1,001,174
Food - 10.49%                                                                                                      -------------
  Campbell Soup Company           14,000        545,300
  H.J. Heinz Company              12,000        565,440           Real Estate Investment Trust - 2.39%
  Kellogg Company                 11,000        565,730             Host Hotels & Resorts            23,000             605,130
  McCormick & Company,                                                                                             ------------
     Incorporated                 13,000        500,760
  Whole Foods Market, Inc.        10,600        475,410           Retail - 10.65%
                                           ------------             Brinker International, Inc.      18,000             588,600
                                              2,652,640             McDonald's Corporation           13,000             585,650
                                           ------------             Target Corporation                9,000             533,340
                                                                    The Home Depot, Inc.             14,000             514,360
                                                                    Wal-Mart Stores, Inc.            10,000             469,500
                                                                                                                   ------------
                                                                                                                      2,691,450
                                                                                                                   ------------

                                                                                                                   (Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                Market Value
                                 Shares           (Note 1)
-------------------------------------------------------------      ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         Summary of Investments by Industry
                                                                                                          % of Net         Market
Semiconductors - 1.89%                                              Industry                               Assets          Value
  Intel Corporation              25,000       $    478,250          ---------------------------------------------------------------
                                              ------------          Aerospace/Defense                      5.11%        $ 1,291,610
                                                                    Apparel                                2.52%            637,560
Software - 2.15%                                                    Biotechnology                          1.75%            441,452
* Oracle Corporation             30,000            543,900          Chemicals                              2.54%            642,590
                                              ------------          Computers                              6.87%          1,736,920
                                                                    Cosmetics/Personal Care                2.00%            505,280
Telecommunications - 6.98%                                          Diversified Financial Services         7.46%          1,886,614
  AT&T Inc.                      18,000            709,740          Electric                               2.17%            549,750
  Motorola, Inc.                 27,500            485,925          Financial Services                     2.28%            576,200
  Verizon Communications Inc.    15,000            568,800          Food                                  10.49%          2,652,640
                                              ------------          Hand/Machine Tools                     1.94%            489,720
                                                 1,764,465          Healthcare - Products                  1.91%            482,080
                                              ------------          Healthcare - Services                  4.55%          1,150,310
                                                                    Home Builders                          1.91%            484,000
Transportation - 2.12%                                              Household Products/Wares               2.02%            509,520
  FedEx Corp.                     5,000            537,150          Internet                               2.23%            563,220
                                              ------------          Investment Company                     0.78%            198,197
                                                                    Media                                  4.52%          1,142,480
Total Common Stocks (Cost $20,252,262)          25,032,475          Miscellaneous Manufacturing            4.21%          1,065,410
                                              ------------          Oil & Gas                              2.39%            603,600
                                                                    Pharmaceuticals                        3.96%          1,001,174
INVESTMENT COMPANY - 0.78%                                          Real Estate Investment Trust           2.39%            605,130
  Evergreen Institutional Money Market Fund                         Retail                                10.65%          2,691,450
          (Cost $198,197)       198,197            198,197          Semiconductors                         1.89%            478,250
                                              ------------          Software                               2.15%            543,900
                                                                    Telecommunications                     6.98%          1,764,465
Total Investments (Cost $20,450,459) - 99.79% $ 25,230,672          Transportation                         2.12%            537,150
Other Assets Less Liabilities - 0.21%               50,178          ---------------------------------------------------------------
                                              ------------          Total                                 99.79%       $ 25,230,672

Net Assets - 100.00%                          $ 25,280,850
                                              ============

  *   Non-income producing investment.







See Notes to Financial Statements

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                              Market Value                                                           Market Value
                                 Shares        (Note 1)                                               Shares           (Note 1)
----------------------------------------------------------       ------------------------------------------------------------------

COMMON STOCKS - 94.89%                                             Telecommunications - 14.58%
                                                                     AT&T Inc.                       125,000      $    4,928,750
Aerospace/Defense - 9.39%                                            Motorola, Inc.                  285,000           5,035,950
  Goodrich Corporation          100,000     $    5,148,000           Verizon Communications, Inc.    130,000           4,929,600
  The Boeing Corporation         50,000          4,445,500                                                        --------------
                                            --------------                                                            14,894,300
                                                 9,593,500                                                        --------------
                                            --------------
                                                                   Transportation - 4.73%
Chemicals - 4.84%                                                    FedEx Corp.                      45,000           4,834,350
  E.I. du Pont de Nemours                                                                                         --------------
     Company                    100,000          4,943,000
                                            --------------         Total Common Stocks (Cost $91,178,353)             96,937,906
                                                                                                                  --------------
Computers - 9.79%
* EMC Corporation               360,000          4,986,000         INVESTMENT COMPANIES - 8.52%
  Hewlett-Packard Company       125,000          5,017,500
                                            --------------           Evergreen Institutional Money
                                                10,003,500               Market Fund               4,964,177           4,964,177
                                            --------------           Merrimac Cash Series Fund     3,736,576           3,736,576

Diversified Financial Services - 9.35%                               Total Investment Companies
  Citigroup Inc.                 89,510          4,595,444              (Cost $8,700,753)                              8,700,753
  The Goldman Sachs Group,                                                                                        --------------
     Inc.                        24,000          4,959,120         Total Investments
                                            --------------            (Cost $99,879,106) - 103.41%                $  105,638,659
                                                 9,554,564         Liabilities in Excess of Other Assets - (3.41%)    (3,484,442)
                                            --------------                                                        --------------

Financial Services - 4.65%                                         Net Assets - 100.00%                           $  102,154,217
  Allied Capital Corporation    165,010          4,753,938                                                        ==============
                                            --------------          *   Non-income producing investment.

Food - 4.61%                                                       Summary of Investments by Industry
  Whole Foods Market, Inc.      105,000          4,709,250
                                            --------------

Healthcare - Services - 9.69%
  Aetna Inc.                    110,000          4,816,900                                         % of Net               Market
* Laboratory Corporation of                                         Industry                        Assets                Value
     America Holdings            70,000          5,084,100          -------------------------------------------------------------
                                            --------------          Aerospace/Defense               9.39%          $    9,593,500
                                                 9,901,000          Chemicals                       4.84%               4,943,000
                                            --------------          Computers                       9.79%              10,003,500
                                                                    Diversified Financial Services  9.35%               9,554,564
Home Builders - 4.69%                                               Financial Services              4.65%               4,753,938
  D.R. Horton, Inc.             217,780          4,791,160          Food                            4.61%               4,709,250
                                            --------------          Healthcare - Services           9.69%               9,901,000
                                                                    Home Builders                   4.69%               4,791,160
Miscellaneous Manufacturing - 4.82%                                 Investment Companies            8.52%               8,700,753
  General Electric Company      139,150          4,920,344          Miscellaneous Manufacturing     4.82%               4,920,344
                                            --------------          Oil & Gas                       4.43%               4,527,000
                                                                    Real Estate Investment Trust    4.64%               4,735,800
Oil & Gas - 4.43%                                                   Retail                          4.68%               4,776,200
  Exxon Mobil Corporation        60,000          4,527,000          Telecommunications             14.58%              14,894,300
                                            --------------          Transportation                  4.73%               4,834,350
                                                                    -------------------------------------------------------------
Real Estate Investment Trust - 4.64%                                Total                         103.41%          $  105,638,659
  Host Hotels & Resorts         180,000          4,735,800
                                            --------------

Retail - 4.68%
  The Home Depot, Inc.          130,000          4,776,200
                                            --------------



See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
                                                                                       Advantage Equity           Focused Advantage
As of March 31, 2007                                                                        Fund                       Fund
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
Investments, at cost ...............................................................    $   20,450,459        $    99,879,106
Investments, at value (note 1) .....................................................    $   25,230,672        $   105,638,659
Cash ...............................................................................             1,500                    637
Receivables:
Fund shares sold ...................................................................               479                219,329
Dividends and Interest, at value (note 1) ..........................................            28,340                128,521
Prepaid expenses:
Fund accounting fees ...............................................................             4,500                  4,500
Compliance fees ....................................................................               646                    646
Other expenses .....................................................................            41,470                 34,492
                                                                                        --------------        ---------------
Total Assets .......................................................................        25,307,607            106,026,784
                                                                                        --------------        ---------------
Liabilities:
Payables:
Investments purchased ..............................................................             3,008              3,037,323
Fund shares repurchased ............................................................                 -                796,395
Accrued expenses ...................................................................            23,749                 38,849
                                                                                        --------------        ---------------
Total Liabilities ..................................................................            26,757              3,872,567
                                                                                        --------------        ---------------
Net Assets .........................................................................    $   25,280,850        $   102,154,217

Net Assets Consist of:
Capital ............................................................................        20,184,211             94,447,106
Accumulated net investment income ..................................................            93,527                401,700
Accumulated net realized gain on investments .......................................           222,899              1,545,858
Net unrealized appreciation in investments .........................................         4,780,213              5,759,553
                                                                                        --------------        ---------------
Total Net Assets ...................................................................    $   25,280,850        $   102,154,217
                                                                                        ==============        ===============

No Load Shares Outstanding, no par value (unlimited shares authorized) .............         1,863,517              6,640,205
Net Assets- No Load Shares .........................................................    $   25,246,048        $   101,450,289
Net Asset Value, Maximum Offering Price and Redemption Price Per Share .............    $        13.55        $         15.28

Class A Shares Outstanding, no par value (unlimited shares authorized) .............               852                 12,424
Net Assets- Class A Shares .........................................................    $       11,602        $       190,586
Net Asset Value and Redemption Price Per Share .....................................    $        13.61 (b)    $         15.34
Offering Price Per Share (Net Asset Value / 0.9425) ................................    $        14.44        $         16.28

Class B Shares Outstanding, no par value (unlimited shares authorized) .............               851                  1,123
Net Assets- Class B Shares (a) .....................................................    $       11,600        $        17,148
Net Asset Value, Maximum Offering Price and Redemption Price Per Share .............    $        13.63        $         15.27

Class C Shares Outstanding, no par value (unlimited shares authorized) .............               851                 32,562
Net Assets- Class C Shares (a) .....................................................    $       11,600        $       496,194
Net Asset Value, Maximum Offering Price and Redemption Price Per Share .............    $        13.63        $         15.24
(a) Class B and C shares have a contengent deferred sales charge (note 1).
(b) Due to rounding of shares outstanding, the Net Assets divided by shares does not equal the Net Asset Value per share.

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations
(Unaudited)
                                                                                        Advantage Equity          Focused Advantage
For the six month period ended March 31, 2007                                                   Fund                      Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
Dividends ............................................................................      $   280,148          $   1,077,853
                                                                                            -----------          -------------
Total Investment Income ..............................................................          280,148              1,077,853
                                                                                            -----------          -------------
Expenses:
Advisory fees (note 2) ...............................................................          125,326                445,702
Administration fees (note 2) .........................................................           15,666                 50,803
Transfer agent fees (note 2) .........................................................           19,500                 19,596
Registration and filing administration fees (note 2) .................................           15,558                 15,632
Fund accounting fees (note 2) ........................................................           28,253                 31,457
Compliance services fees (note 2) ....................................................            3,875                  3,875
Custody fees (note 2) ................................................................            3,268                 12,405
Distribution and service fees - No Load Class Shares (note 3) ........................           31,289                111,024
Distribution and service fees - Class A Shares (note 3) ..............................                -                     97
Distribution and service fees - Class B Shares (note 3) ..............................                -                     82
Distribution and service fees - Class C Shares (note 3) ..............................                -                  1,137
Legal fees ...........................................................................           11,405                 11,293
Audit and tax preparation fees .......................................................            8,291                  7,730
Registration and filing expenses .....................................................           15,155                 33,507
Shareholder servicing expenses .......................................................            1,496                  6,483
Printing expenses ....................................................................              622                  1,745
Trustees' fees and meeting expenses ..................................................            2,493                  2,493
Securities pricing fees ..............................................................            2,244                    349
Other operating expenses .............................................................            4,738                 17,951

Total Expenses .......................................................................          289,179                773,361
                                                                                            -----------          -------------
Advisory fees waived (note 2) ........................................................          (93,558)              (107,548)
Transfer agent fees waived (note 2) ..................................................           (9,000)                (1,699)

Net Expenses .........................................................................          186,621                664,114
                                                                                            -----------          -------------
Net Investment Income ................................................................           93,527                413,739
                                                                                            -----------          -------------
Net Realized and Unrealized Gain from Investments:
Net realized gain from Investments ...................................................          222,600              1,734,208
Change in unrealized appreciation on investments .....................................        1,074,190              3,337,069

Net Realized and Unrealized Gain on Investments ......................................        1,296,790              5,071,277
                                                                                            -----------          -------------
Net Increase in Net Assets Resulting from Operations .................................      $ 1,390,317          $   5,485,016
                                                                                            ===========          =============

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets
                                                          Advantage Equity Fund                Focused Advantage Fund
                                                         March 31,   September 30,            March 31,    September 30,
For the six month period or fiscal year ended            2007 (a)        2006                 2007 (a)          2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment income                               $    93,527     $    140,134          $    413,739     $    505,183
  Net realized gain from investment transactions          222,600        1,767,879             1,734,208        5,812,827
  Capital gain distributions from other
     investment companies                                       -           27,760                     -           30,500
  Change in unrealized appreciation on investments      1,074,190          144,350             3,337,069       (2,164,093)
 Net Increase in Net Assets Resulting from Operations   1,390,317        2,080,123             5,485,016        4,184,417
                                                      -----------     ------------          ------------     ------------
Distributions to Shareholders: (note 5)
  Net investment income - No Load Class Shares                  -         (251,827)              (17,799)        (506,930)
  Net investment income - Class A Shares                        -              (16)                 (116)             (14)
  Net investment income - Class B Shares                        -                -                   (30)               -
  Net investment income - Class C Shares                        -                -                  (313)               -
  Net realized gain from investment transactions -
     No Load Class Shares                              (1,765,102)        (261,624)           (5,767,892)      (2,294,247)
                                                      -----------     ------------          ------------     ------------
  Net realized gain from investment transactions -
     Class A Shares                                          (806)               -                (1,823)               -
  Net realized gain from investment transactions -
      Class B Shares                                         (805)               -                (1,090)               -
  Net realized gain from investment transactions -
      Class C Shares                                         (805)               -               (10,561)               -
 Decrease in Net Assets Resulting from Distributions   (1,767,518)        (513,467)           (5,799,624)      (2,801,191)
Capital Share Transactions: (note 6)
  No Load Shares
     Shares sold                                        1,012,909        3,860,040            37,322,369       76,442,383
     Reinvested dividends and distributions             1,739,975          509,863             4,708,454        2,603,468
     Shares repurchased                                  (673,809)      (2,453,740)          (18,425,219)     (67,461,663)
  Class A Shares
     Shares sold                                                -           10,000               187,867           10,000
     Reinvested dividends and distributions                   806               16                 1,939               14
     Shares repurchased                                         -                -                (7,000)               -
  Class B Shares
     Shares sold                                                -           10,000                 5,300           10,000
     Reinvested dividends and distributions                   805                -                 1,120                -
     Shares repurchased                                         -                -                     -                -
  Class C Shares
     Shares sold                                                -           10,000               500,825           10,000
     Reinvested dividends and distributions                   805                -                10,874                -
     Shares repurchased                                         -                -               (14,896)               -
 Increase from Capital Share Transactions               2,081,491        1,946,179            24,291,633       11,614,202
                                                      -----------     ------------          ------------     ------------
 Net Increase in Net Assets                             1,704,290        3,512,835            23,977,025       12,997,428
                                                      -----------     ------------          ------------     ------------
 Net Assets:
     Beginning of Period                               23,576,560       20,063,725            78,177,192       65,179,764
                                                      -----------     ------------          ------------     ------------
     End of Period                                    $25,280,850     $ 23,576,560          $102,154,217     $ 78,177,192
                                                      ===========     ============          ============     ============
Accumulated Net Investment Income                     $    93,526     $          -          $    401,700     $      6,219
(a)  Unaudited.

See Notes to Financial Statements

Hillman Capital Management Funds
                                                                                     Advantage Equity Fund
Financial Highlights
                                                                                                 No Load
                                                                                                  September 30,
For a share outstanding during the                     March 31,     --------------------------------------------------------------
six month period or fiscal years ended                 2007 (a)       2006         2005           2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period               $   13.75     $   12.76     $   11.56     $   10.25     $   8.51    $   8.77
                                                   ---------     ---------     ---------     ---------     --------    --------
Income from Investment Operations:
  Net investment income                                 0.05          0.08          0.09          0.13         0.14        0.10
  Net realized and unrealized gain (loss) on securities 0.77          1.23          1.40          1.27         1.83       (0.25)
Total from Investment Operations                        0.82          1.31          1.49          1.40         1.97       (0.15)
                                                   ---------     ---------     ---------     ---------     --------    --------
Less Distributions:
  Dividends (from net investment income)                   -         (0.15)        (0.10)        (0.09)       (0.15)      (0.11)
  Distributions (from capital gains)                   (1.02)        (0.17)        (0.19)            -        (0.08)           -
Total Distributions                                    (1.02)        (0.32)        (0.29)        (0.09)       (0.23)      (0.11)
                                                   ---------     ---------     ---------     ---------     --------    --------
Net Asset Value, End of Period                     $   13.55     $   13.75     $   12.76     $   11.56     $  10.25    $   8.51
                                                   =========     =========     =========     =========     ========    ========
Total Return                                           5.88%         10.41%        13.02%        13.63%       23.46%      (1.56)%
Net Assets, End of Period (in thousands)           $  25,246     $   23,544    $   20,064    $   15,354    $  11,754   $   6,288
Average Net Assets for the Period (in thousands)   $  25,100     $   20,994    $   18,682    $   14,244    $   8,448   $   6,715
Ratio of Gross Expenses to Average Net Assets (e)      2.24% (d)      2.11%         2.18%         2.24%        2.61%       2.83%
Ratio of Net Expenses to Average Net Assets (e)        1.49% (d)      1.61%         1.75%         1.75%        1.83%       1.80%
Ratio of Net Investment
  Income to Average Net Assets                         0.75% (d)      0.67%         0.81%         1.15%        1.62%       1.11%

Portfolio Turnover Rate                                5.07%         38.18%        12.11%        17.14%       19.71%      40.37%

                                                                                     Focused Advantage Fund

                                                                                                 No Load
                                                                                         September 30,
For a share outstanding during the                     March 31,     --------------------------------------------------------------
six month period or fiscal years ended                 2007 (a)       2006         2005           2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period               $   15.26     $   14.73     $   11.82     $   9.63      $   6.55    $   7.51
                                                   ---------     ---------     ---------     ---------     --------    --------
Income from Investment Operations:
  Net investment income (loss)                          0.06          0.09             -         0.03          0.04       (0.04)
  Net realized and unrealized gain (loss) on securities 1.00          0.95          2.92         2.17          3.08       (0.92)
Total from Investment Operations                        1.06          1.04          2.92         2.20          3.12       (0.96)
                                                   ---------     ---------     ---------     ---------     --------    --------
Less Distributions:
  Dividends (from net investment income)                0.00  (c)    (0.09)        (0.01)       (0.01)        (0.04)          -
  Distributions (from capital gains)                   (1.04)        (0.42)            -            -             -           -
Total Distributions                                    (1.04)        (0.51)        (0.01)       (0.01)        (0.04)          -
                                                   ---------     ---------     ---------     ---------     --------    --------
Net Asset Value, End of Period                     $   15.28     $   15.26     $   14.73     $  11.82      $   9.63    $   6.55
                                                   =========     =========     =========     =========     ========    ========
Total Return                                            6.86%         7.15%        24.69%       22.82%        47.60%     (12.67)%
Net Assets, End of Period (in thousands)           $  101,450    $   78,144    $   65,180    $  11,851     $   5,157   $  2,977
Average Net Assets for the Period (in thousands)   $   89,063    $   88,103    $   32,265    $   8,329     $   3,879   $  3,628
Ratio of Gross Expenses to Average Net Assets (e)       1.73% (d)     1.62%         1.89%        2.58%         3.93%       4.06%
Ratio of Net Expenses to Average Net Assets (e)         1.49% (d)     1.53%         1.75%        1.75%         2.10%       2.12%
Ratio of Net Investment
  Income (loss) to Average Net Assets                   0.93% (d)     0.57%         0.02%        0.39%         0.53%      (0.46)%

Portfolio Turnover Rate                                20.09%        43.27%        39.94%       37.80%        41.37%      67.29%

(a) Unaudited.
(b) For the period from July 18, 2006 (Date of Initial  Public  Offering) to September 30, 2006.
(c) Actual amount is less than $0.01 per share.
(d) Annualized.
(e) The expense ratios listed reflect the total expenses prior to any waivers (gross expense ratio) and after any waviers
    (net expense ratio).
(f) Total return does not reflect payment of sales charge.
See Notes to Financial Statements                                                                                    (Continued)


Hillman Capital Management Funds

Financial Highlights
                                                      Advantage Equity Fund

               Class A                                  Class B                                  Class C
      March 31,        September 30,          March 31,        September 30,            March 31,        September 30,
      2007 (a)           2006 (b)             2007 (a)            2006 (b)              2007 (a)            2006 (b)
  -----------------------------------     -----------------------------------        -----------------------------------

   $    13.79        $    12.62            $    13.81        $    12.62               $    13.81       $    12.62
   ----------        ----------            ----------        ----------               ----------       ----------
         0.06              0.02                  0.06              0.02                     0.06             0.02
         0.78              1.17                  0.78              1.17                     0.78             1.17
         0.84              1.19                  0.84              1.19                     0.84             1.19
   ----------        ----------            ----------        ----------               ----------       ----------

          -               (0.02)                  -                 -                        -                -
        (1.02)              -                   (1.02)              -                      (1.02)             -
        (1.02)            (0.02)                (1.02)              -                      (1.02)             -
   ----------        ----------            ----------        ----------               ----------       ----------
   $    13.61        $    13.79            $    13.63        $    13.81               $    13.63       $    13.81
   ==========        ==========            ==========        ==========               ==========       ===========

         5.94% (f)         9.43% (f)             5.71%             9.43%                    5.71%            9.43%
   $       12        $       11            $       12        $       11               $       12       $       11
   $       12        $       10            $       12        $       10               $       12       $       10
         1.98% (d)         2.23% (d)             1.98% (d)         2.23% (d)                1.98% (d)        2.23%
         1.24% (d)         1.24% (d)             1.24% (d)         1.24% (d)                1.24% (d)        1.24%

         1.00% (d)         0.91% (d)             1.00% (d)         0.91% (d)                1.00% (d)        0.91%

         5.07%            38.18%                 5.07%            38.18%                    5.07%           38.18%


                                                      Focused Advantage Fund
               Class A                                      Class B                                  Class C
      March 31,        September 30,          March 31,        September 30,            March 31,        September 30,
      2007 (a)           2006 (b)             2007 (a)            2006 (b)              2007 (a)            2006 (b)
  -----------------------------------     -----------------------------------        -----------------------------------

   $    15.31        $    13.97            $    15.33        $    13.97               $   15.33        $     13.97
   ----------        ----------            ----------        ----------               ----------       ----------
         0.03              0.03                  0.01              0.03                     -                 0.03
         1.06              1.33                  0.99              1.33                    0.97               1.33
         1.09              1.36                  1.00              1.36                    0.97               1.36
   ----------        ----------            ----------        ----------               ----------       ----------
        (0.02)            (0.02)                (0.02)              -                     (0.02)               -
        (1.04)              -                   (1.04)              -                     (1.04)               -
        (1.06)            (0.02)                (1.06)              -                     (1.06)               -
   ----------        ----------            ----------        ----------               ----------       ----------

   $    15.34        $    15.31            $    15.27        $    15.33               $   15.24        $     15.33
   ==========        ==========            ==========        ==========               ==========       ===========

         7.04% (f)         9.74% (f)             6.66%             9.74%                   6.45%              9.74%
   $      191        $       11            $       17        $       11               $     496        $        11
   $       78        $       10            $       16        $       10               $     228        $        10
         2.03% (d)         1.58% (d)             2.46% (d)         1.58% (d)               2.72% (d)          1.58% (d)
         1.49% (d)         1.24% (d)             2.24% (d)         1.24% (d)               2.24% (d)          1.24% (d)

         0.86% (d)         0.93% (d)             0.18% (d)         0.93% (d)               0.20% (d)          0.93% (d)

        20.09%            43.27%                20.09%            43.27%                  20.09%             43.27%



See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

-------------------------------------------------------------------------------------------------------------------
1.   Organization and Significant Accounting Policies

The Hillman  Advantage  Equity Fund,  formerly known as     Load,  Class A, Class B, and Class C shares are subject
The Hillman Total Return Fund, and The Hillman  Focused     to distribution plan fees as described in Note 3. Class
Advantage   Fund,   formerly   known  as  The   Hillman     B  shares  automatically  convert  into  Class A shares
Aggressive  Equity Fund,  (collectively the "Funds" and     after eight years, and Class C shares are automatically
individually a "Fund") are series funds.  The Funds are     converted into the No Load shares after ten years.
part of the Hillman Capital Management Investment Trust
(the  "Trust"),  which  was  organized  as  a  Delaware     The   following    accounting    policies   have   been
Business  Statutory  Trust and is registered  under the     consistently   followed   by  the   Funds  and  are  in
Investment  Company Act of 1940,  (the "1940 Act"),  as     conformity   with   accounting   principles   generally
amended,   as  an  open-ended   management   investment     accepted  in  the  United  States  of  America  in  the
company.                                                    investment company industry.

The Hillman  Advantage Equity Fund  ("Advantage  Equity     Investment Valuation
Fund")  commenced  operations on December 29, 2000. The     The Funds'  investments  in  securities  are carried at
investment  objective  of the  Fund is to seek  maximum     value.  Securities listed on an exchange or quoted on a
total return through a combination of long-term capital     national  market  system  are  valued at the last sales
appreciation and current income.                            price as of 4:00 p.m. Eastern Time.  Securities  traded
                                                            in the NASDAQ  over-the-counter  market  are  generally
The Hillman Focused Advantage Fund ("Focused  Advantage     valued at the  NASDAQ  Official  Closing  Price.  Other
Fund")  commenced  operations on December 29, 2000. The     securities  traded in the  over-the-counter  market and
investment  objective of the Fund is to seek  long-term     listed  securities  for which no sale was  reported  on
capital appreciation.                                       that date are  valued  at the most  recent  bid  price.
                                                            Securities and assets for which  representative  market
The Board of  Trustees  of the Trust  (the  "Trustees")     quotations are not readily available or which cannot be
approved,  on February  14,  2006,  a plan to authorize     accurately  valued  using  the  Funds'  normal  pricing
three new  classes of shares for both Funds  designated     procedures  are valued at fair value as  determined  in
as Class A Shares,  Class B Shares, and Class C Shares.     good faith under  policies  approved  by the  Trustees.
On July 18, 2006,  the Class A Shares,  Class B Shares,     Fair  value  pricing  may  be  used,  for  example,  in
and  Class  C  Shares  became   effective.   The  Funds     situations where (i) a portfolio  security is so thinly
currently  have  an  unlimited   number  of  authorized     traded  that there have been no  transactions  for that
shares,  which are divided  into four classes - No Load     security  over an  extended  period  of time;  (ii) the
Shares,  Class A Shares,  Class B  Shares,  and Class C     exchange on which the portfolio security is principally
Shares.                                                     traded closes early;  or (iii) trading of the portfolio
                                                            security  is halted  during the day and does not resume
Each class of shares  has equal  rights as to assets of     prior to the  Funds'  net asset  value  calculation.  A
the Fund,  and the  classes  are  identical  except for     portfolio security's "fair value" price may differ from
differences  in  their  sales  charge   structures  and     the price next  available for that  portfolio  security
ongoing distribution and service fees. Income, expenses     using the Funds' normal pricing procedures. Instruments
(other  than   distribution   and  service  fees),  and     with  maturities  of 60  days  or less  are  valued  at
realized and unrealized  gains or losses on investments     amortized cost, which approximates market value.
are  allocated  to each class of shares  based upon its
relative  net  assets.  All classes  have equal  voting     Investment Transactions and Investment Income
privileges,  except where otherwise  required by law or     Investment  transactions  are  accounted  for as of the
when the Trustees determine that the matter to be voted     date purchased or sold (trade date). Dividend income is
on affects only the interests of the  shareholders of a     recorded on the  ex-dividend  date.  Certain  dividends
particular class. The Funds' Class B and Class C shares     from foreign securities will be recorded as soon as the
are sold without an initial sales charge; however, they     Trust is informed of the  dividend if such  information
are  subject to a  contingent  deferred  sales  charge.     is  obtained   subsequent  to  the  ex-dividend   date.
Class B  shares  are  charged  at the rate of 5% in the     Interest  income is recorded  on the accrual  basis and
first year and declining to 0% over a six-year  period,     includes amortization of discounts and premiums.  Gains
and Class C shares at a rate of 1% if  redeemed  in the     and losses are determined on the identified cost basis,
first year,  which is payable to the Distributor of the     which is the same  basis  used for  federal  income tax
Trust.  Class A shares are sold with an  initial  sales     purposes.
charge of up to 5.75% of the  amount  invested.  The No
                                                            Expenses
                                                            The Funds bear expenses incurred  specifically on their
                                                            behalf as well as a portion of general trust  expenses,

                                                                                                        (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------------------------------------------
which  are  allocated  according  to  methods  reviewed     which is  subject  to a minimum of $2,000 per month per
annually by the Trustees.                                   Fund. The Administrator  also receives a fee to procure
                                                            and  pay  the  custodian  for  each  Fund,   additional
Dividend Distributions                                      compensation  for  fund  accounting  and  recordkeeping
The Funds may declare and distribute dividends from net     services, and additional compensation for certain costs
investment  income (if any) at the end of each calendar     involved with the daily  valuation of securities and as
quarter.  Distributions from capital gains (if any) are     reimbursement for out-of-pocket  expenses.  A breakdown
generally declared and distributed annually.                of these fees is provided in the following schedule.

Estimates                                                   Compliance Services
The  preparation of financial  statements in conformity     Nottingham  Compliance  Services,  LLC,  a fully  owned
with accounting  principles  generally  accepted in the     affiliate of The Nottingham Company,  provides services
United  States of America  requires  management to make     which assist the Trust's  Chief  Compliance  Officer in
estimates  and  assumptions  that  affect the amount of     monitoring  and testing the policies and  procedures of
assets, liabilities,  expenses and revenues reported in     the Trust in conjunction with  requirements  under Rule
the financial  statements.  Actual results could differ     38a-1 of the  Securities  and Exchange  Commission.  It
from those estimates.                                       receives  compensation  for this  service  at an annual
                                                            rate of $7,750 per Fund.
Federal Income Taxes
No  provision  for  income  taxes  is  included  in the     Transfer Agent
accompanying financial statements,  as the Funds intend     North  Carolina  Shareholder  Services,  LLC ("Transfer
to distribute to  shareholders  all taxable  investment     Agent")  serves  as  transfer,   dividend  paying,  and
income and  realized  gains and  otherwise  comply with     shareholder  servicing agent for the Funds. It receives
Subchapter M of the Internal Revenue Code applicable to     compensation  for  its  services  based  upon  $15  per
regulated investment companies.                             shareholder  per  year,  subject  to a  minimum  fee of
                                                            $1,750 per month per Fund, plus $500 per month for each
2.   Transactions with Affiliates                           additional  class of  shares.  The  Transfer  Agent has
                                                            voluntarily  waived a  portion  of its fees for the six
Advisor                                                     month ended March 31, 2007 in the amounts of $9,000 and
The Funds pay a monthly advisory fee to Hillman Capital     $1,699 for the  Advantage  Equity  Fund and the Focused
Management, Inc. (the "Advisor") based upon the average     Advantage Fund, respectively.
daily net  assets of each  Fund and  calculated  at the
annual rate of 1.00%.  For the six month  period  ended     Distributor
March 31, 2007,  the Advisor has  voluntarily  waived a     Capital  Investment  Group,  Inc.  (the  "Distributor")
portion  of these fees in the  amounts  of $93,558  and     serves  as  the  Fund's   principal   underwriter   and
$107,548 for the Advantage  Equity Fund and the Focused     distributor. The Distributor receives any sales charges
Advantage Fund, respectively.                               imposed  on  purchases  of shares  and  re-allocates  a
                                                            portion of such  charges to  dealers  through  whom the
Administrator                                               sale was made,  if any.  For the six month period ended
Each  Fund  pays a  monthly  administration  fee to The     March  31,  2007,  the  Distributor  retained  no sales
Nottingham Company (the "Administrator") based upon the     charges.
average daily net assets of each Fund and calculated at
the  annual  rates as shown in the  following  schedule     Certain  Trustees  and  officers  of the Trust are also
                                                            officers  of  the  Advisor,   the  Distributor  or  the
                                                            Administrator.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Fund Accounting
  Administration Fees (1)                  Custody Fees (2)             Fund                     Asset Based
----------------------------       -----------------------------     Accounting                                       Blue Sky
   Average           Annual         Average              Annual         Fees           Average         Annual       Administration
  Net Assets          Rate         Net Assets             Rate        (monthly)       Net Assets        Rate        Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
 First $50 million   0.125%       First $100 million     0.020%       $2,250          All Assets        0.01%      $150 per state
 Next $50 million    0.100%       Over $100 million      0.009%       $750 (3)
 Over $100 million   0.075%
-----------------------------------------------------------------------------------------------------------------------------------
     (1) Subject to a minimum fee of $2,000 per month
     (2) Subject to a minimum fee of $400 per month
     (3) For each additional class.

                                                                                                                        (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
3.   Distribution and Service Fees

The Trustees,  including a majority of the Trustees who     5.   Federal Income Tax
are not  "interested  persons"  (as defined in the 1940
Act),  of the Trust  adopted  distribution  and service     The  tax   components  of  capital  shown  in  Table  1
plans  pursuant  to Rule  12b-1  of the  1940  Act (the     represent the distribution  requirements the Funds must
"Plans")  applicable  to the No  Load  Shares,  Class A     satisfy  under  the  income  tax   regulations   as  of
Shares,  Class B Shares,  and Class C Shares.  The 1940     September 30, 2006.
Act   regulates   the  manner  in  which  a   regulated
investment company may assume costs of distributing and     Other  book  tax   differences   in  the  current  year
promoting  the sales of its shares and servicing of its     primarily     consist    of    adjustments    due    to
shareholder  accounts.  The Plans provide that the Fund     reclassifications  of income received from  investments
may incur certain costs, which may not exceed 0.25% per     in real estate investment trusts and different book and
annum of the  average  daily net  assets of the No Load     tax treatment of short-term capital gains.
Shares  and  Class A Shares  or 1.00%  per annum of the
average daily net assets of the Class B Shares or Class     -----------------------------------------------------------------------
C Shares for each year elapsed  subsequent  to adoption     Table 1                             Undistributed
of the Plans, for payment to the Distributor and others                               ----------------------------------
for  items  such  as  advertising   expenses,   selling     -----------------------------------------------------------------------
expenses,   commissions,   travel,  or  other  expenses                                             Long-Term
reasonably  intended  to  result  in  sales  of No Load                          Ordinary            Capital           Net Tax
Shares,  Class A Shares,  Class B  Shares,  and Class C     Fund                  Income             Gains           Appreciation
Shares  in the  Funds  or  support  servicing  of those     -----------------------------------------------------------------------
classes' shareholder accounts.  See the table below for     Advantage Equity     $139,192          $1,628,315          $3,706,023
a breakout of the 12b-1 fees incurred for the Advantage
Equity Fund and the Focused  Advantage Fund for the six     Focused Advantage   $1,008,783         $4,778,775          $2,234,161
month period ended March 31, 2007.                          -----------------------------------------------------------------------

--------------------------------------------------------    The aggregate cost of investments  and the  composition
                                 12b-1 fees incurred        of  unrealized   appreciation   and   depreciation   of
               -----------------------------------------    investment  securities  for federal income tax purposes
                          Class      Class       Class      as of March 31,  2007 are  noted  below in Table 2. The
              No Load       A          B           C        primary difference between book and tax appreciation or
Fund           Shares     Shares     Shares      Shares     depreciation   of   investments   is  wash   sale  loss
--------------------------------------------------------    deferrals.
Advantage
Equity        $31,289     $ -        $ -         $ -        -----------------------------------------------------------------------
--------------------------------------------------------                                           Aggregate Gross
Focused                                                                                                Unrealized
 Advantage    $111,024    $97        $82         $1,137     Table 2                            ------------------------
--------------------------------------------------------                        Federal Tax
                                                            Fund                  Cost         Appreciation       Depreciation
4.   Purchases and Sales of Investment Securities           -----------------------------------------------------------------------
                                                            Advantage Equity    $20,450,459     $5,387,829          ($607,616)
For the six  month  period  ended  March  31,  2007 the     -----------------------------------------------------------------------
aggregate  cost of purchases and proceeds from sales of     Focused Advantage  $100,093,916    $10,469,559          ($4,924,816)
investment securities (excluding short-term securities)     -----------------------------------------------------------------------
were as follows:
                                                            The  amount of  dividends  and  distributions  from net
                                                            investment  income and net realized  capital  gains are
--------------------------------------------------------    determined  in  accordance   with  federal  income  tax
                                         Proceeds from      regulations which may differ from accounting principles
                      Purchases of         Sales of         generally  accepted  in the United  States of  America.
Fund                  Securities          Securities        These  differences are due to differing  treatments for
--------------------------------------------------------    items such as net  short-term  gains,  deferral of wash
Advantage Equity      $1,717,529         $1,255,775         sale  losses,  net  investment  losses and capital loss
--------------------------------------------------------    carry-forwards.   Permanent  differences  such  as  tax
Focused Advantage    $32,019,497        $17,536,519         returns of capital and net investment  losses,  if any,
--------------------------------------------------------    would be reclassified against capital.

There  were no  purchases  or sales of  long-term  U.S.
Government  Obligations  for either Fund during the six
month period ended March 31, 2007.
                                                                                                     (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------    -----------------------------------------------------------------------
 For the year ended                                          For the year ended
 September 30, 2006           Distributions from             September 30, 2005                     Distributions from
--------------------------------------------------------    -----------------------------------------------------------------------
                      Ordinary          Long-Term                                  Ordinary              Long-Term
 Fund                  Income         Capital Gains          Fund                   Income              Capital Gains

 Advantage Equity      $389,131          $124,336            Advantage Equity      $150,140               $283,131

 Focused Advantage   $1,355,046        $1,446,145            Focused Advantage      $10,478                 $ -
--------------------------------------------------------    -----------------------------------------------------------------------

6.   Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Advantage Equity Fund

                                                                      No Load Shares                  Class A Shares
                                                             ----------------------------------------------------------------------
                                                                  March 31,     September 30,      March 31,     September 30,
For the six month period or  fiscal years ended                     2007          2006 (2)           2007          2006 (1,2)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
   Shares sold                                                      71,303         288,671            -              793
   Reinvested distributions                                        127,471          38,825           58                1
   Shares repurchased                                              (48,109)       (187,293)           -                -
Net Increase in Capital Shares Transactions                        150,665         140,203           58              794
Shares Outstanding, Beginning of Period                          1,712,852       1,572,649          794                -
Shares Outstanding, End of Period                                1,863,517       1,712,852          852              794
-----------------------------------------------------------------------------------------------------------------------------------
(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(2) Audited.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Advantage Equity Fund

                                                                      Class B Shares                  Class C Shares
                                                             ----------------------------------------------------------------------
                                                                  March 31,     September 30,      March 31,     September 30,
For the six month period or  fiscal years ended                     2007          2006 (2)           2007          2006 (1,2)
-----------------------------------------------------------------------------------------------------------------------------------

Transactions in Capital Shares
   Shares sold                                                           -             792            -              792
   Reinvested distributions                                             59               -           59                -
   Shares repurchased                                                    -               -            -                -
Net Increase in Capital Shares Transactions                             59             792           59              792
Shares Outstanding, Beginning of Period                                792               -          792                -
Shares Outstanding, End of Period                                      851             792          851              792
-----------------------------------------------------------------------------------------------------------------------------------
(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(2) Audited.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Focused Advantage Fund

                                                                      No Load Shares                  Class A Shares
                                                             ----------------------------------------------------------------------
                                                                  March 31,     September 30,      March 31,     September 30,
For the six month period or  fiscal years ended                     2007          2006 (2)           2007          2006 (1,2)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
   Shares sold                                                   2,401,309       5,099,562       12,010              716
   Reinvested distributions                                        304,163         174,545          124                1
   Shares repurchased                                           (1,187,363)     (4,577,945)        (427)               -
Net Increase in Capital Shares Transactions                      1,518,109         696,162       11,707              717
Shares Outstanding, Beginning of Period                          5,122,096       4,425,934          717                -
Shares Outstanding, End of Period                                6,640,205       5,122,096       12,424              717
-----------------------------------------------------------------------------------------------------------------------------------
(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(2) Audited.



                                                                                                                    (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Focused Advantage Fund

                                                                      Class B Shares                  Class C Shares
                                                             ----------------------------------------------------------------------
                                                                March 31,     September,         March 31,     September 30,
For the six month period or  fiscal years ended                   2007         2006 (1,2)          2007          2006 (1,2)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
   Shares sold                                                       335            716              32,108             716
   Reinvested distributions                                           72              -                 701               -
   Shares repurchased                                                  -              -                (963)              -
Net Increase in Capital Shares Transactions                          407            716              31,846             716
Shares Outstanding, Beginning of Period                              716              -                 716               -
Shares Outstanding, End of Period                                  1,123            716              35,562             716
-----------------------------------------------------------------------------------------------------------------------------------
(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(2) Audited.

7.   New Accounting Pronouncements

In September 2006, the Financial  Accounting  Standards      31, 2007 and is to be applied to all open tax years. At
Board (FASB) issued  Statement on Financial  Accounting      this time, management is evaluating the implications of
Standards  (SFAS) No. 157,  "Fair Value  Measurements".      FIN 48.  Although not yet  determined,  management does
This  standard   establishes  a  single   authoritative      not  expect  FIN 48 to have a  material  impact  on the
definition  of fair  value,  sets out a  framework  for      financial statements.
measuring fair value and requires additional disclosure
about fair value measurements.  SFAS No. 157 applies to      8.   Commitments and Contingencies
fair value  measurements  already required or permitted
by existing  standards.  SFAS No. 157 is effective  for      Under  the  Trust's   organizational   documents,   its
financial  statements issued for fiscal years beginning      officers and Trustees are  indemnified  against certain
after  November  15,  2007 and interim  periods  within      liabilities  arising  out of the  performance  of their
those fiscal  years.  The changes to current  generally      duties to the Funds. In addition,  in the normal course
accepted accounting  principles from the application of      of  business,  the Funds  entered into  contracts  with
this Statement  relate to the definition of fair value,      their  vendors  and others  that  provide  for  general
the  methods  used  to  measure  fair  value,  and  the      indemnifications.  The Funds'  maximum  exposure  under
expanded disclosures about fair value measurements.  As      these  arrangements  is unknown,  as this would involve
of  March  31,  2007,  the  Funds  do not  believe  the      future  claims that may be made against the Funds.  The
adoption  of SFAS  No.  157  will  impact  the  amounts      Funds expect that risk of loss to be remote.
reported   in  the   financial   statements,   however,
additional disclosures may be required about the inputs
used to  develop  the  measurements  and the  effect of
certain of the  measurements  reported on the statement
of changes in net assets for a fiscal period.

On July 13, 2006,  the Financial  Accounting  Standards
Board  (FASB)  released  FASB   Interpretation  No.  48
"Accounting  for Uncertainty in Income Taxes" (FIN 48).
FIN  48  provides   guidance  for  how   uncertain  tax
positions should be recognized, measured, presented and
disclosed in the financial statements.  FIN 48 requires
the evaluation of tax positions taken or expected to be
taken in the course of preparing the Fund's tax returns
to   determine    whether   the   tax   positions   are
"more-likely-than-not"   of  being   sustained  by  the
applicable tax  authority.  Tax positions not deemed to
meet  the   more-likely-than-not   threshold  would  be
recorded  as a tax  benefit or  expense in the  current
year.  FIN 48 is to be implemented no later than August



Hillman Capital Management funds

Additional information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Proxy Voting Policies and Voting Record

A copy  of the  Trust's  Proxy  Voting  and  Disclosure      (vi)  the  Advisor's   practices   regarding   possible
Policy and the  Advisor's  Proxy Voting and  Disclosure      conflicts of interest.
Policy  are  included  as  Appendix  B  to  the  Funds'
Statement of Additional  Information  and is available,      At  the   meeting,   the  Trustees   reviewed   various
without    charge,    upon    request,    by    calling      informational materials including,  without limitation,
1-800-773-3863.  Information  regarding  how the  Funds      a copy of the  Investment  Advisory  Agreement  for the
voted proxies relating to portfolio  securities  during      Funds;  a  memorandum  from the Advisor to the Trustees
the most  recent  12-month  period  ended  June 30,  is      containing information about the Advisor, its business,
available (1) without charge,  upon request, by calling      its finances, its personnel, its services to the Funds,
the  Funds at the  number  above  and (2) on the  SEC's      and  comparative  expense ratio  information  for other
website at http://www.sec.gov.                               mutual funds with strategies  similar to the Funds; and
                                                             a  memorandum  from  Parker Poe Adams &  Bernstein  LLP
2.   Quarterly Portfolio Holdings                            (counsel to the Funds) that  summarized  the  fiduciary
                                                             duties and responsibilities of the Board of Trustees in
The Funds file their  complete  schedule  of  portfolio      reviewing  and  approving   the   Investment   Advisory
holdings with the SEC for the first and third  quarters      Agreement,  including  the  types  of  information  and
of each fiscal year on From N-Q. The Funds' Form N-Q is      factors that should be  considered  in order to make an
available on the SEC's  website at  http://www.sec.gov.      informed decision.
You may  review  and make  copies at the  SEC's  Public
Reference Room in Washington,  D.C. You may also obtain      In considering the nature,  extent,  and quality of the
copies  after paying a  duplicating  fee by writing the      services  provided  by the  Advisor to the  Funds,  the
SEC's  Public  Reference  Section,   Washington,   D.C.      Trustees  reviewed the services  being  provided by the
20549-0102    or    by     electronic     request    to      Advisor to the Funds including, without limitation, the
publicinfo@sec.gov,  or is  available  without  charge,      quality of its investment  advisory services since each
upon request,  by calling the Funds at  1-800-773-3863.      Fund's     inception     (including     research    and
Information  on the  operation of the Public  Reference      recommendations with respect to portfolio  securities);
Room   may  be   obtained   by   calling   the  SEC  at      its    procedures    for     formulating     investment
202-942-8090.                                                recommendations   and  assuring  compliance  with  each
                                                             Fund's  investment  objectives  and  limitations;   its
3.   Approval of Advisory Agreements During the Period       coordination of services for the Funds among the Funds'
                                                             service  providers;  and its  efforts  to  promote  the
The Advisor  supervises  the  investments  of the Funds      Funds,  grow  the  Funds'  assets,  and  assist  in the
pursuant to an Investment  Advisory  Agreement.  At the      distribution  of Fund shares.  The Trustees  noted that
annual  meeting  of the  Funds'  Board of  Trustees  on      the  Funds'  principal  executive  officer,   principal
November 28, 2006,  the Trustees  unanimously  approved      financial  officer,  and chief compliance  officer were
the renewal of the  Investment  Advisory  Agreement for      employees  of the Advisor  and serve the Funds  without
another  year.  In  considering  whether to approve the      additional compensation from the Funds. After reviewing
renewal  of  the  Investment  Advisory  Agreement,  the      the foregoing  information  and further  information in
Trustees  reviewed and considered  such  information as      the memorandum from the Advisor (e.g.,  descriptions of
they  deemed   reasonably   necessary,   including  the      the  Advisor's  business,   the  Advisor's   compliance
following material factors: (i) the nature, extent, and      programs,  and the  Advisor's  Form ADV),  the Board of
quality of the services  provided by the Advisor;  (ii)      Trustees concluded that the nature, extent, and quality
the  investment   performance  of  the  Funds  and  the      of  the   services   provided  by  the   Advisor   were
Advisor; (iii) the costs of the services to be provided      satisfactory and adequate for the Funds.
and  profits  to be  realized  by the  Advisor  and its
affiliates from the relationship  with the Funds;  (iv)      In considering the investment  performance of the Funds
the  extent  to  which  economies  of  scale  would  be      and the Advisor,  the  Trustees  compared the short and
realized  as the Funds grow and  whether  advisory  fee      long-term performance of each Fund with the performance
levels reflect those economies of scale for the benefit      of its benchmark  index,  comparable funds with similar
of the Funds'  investors;  (v) the Advisor's  practices      objectives  and  sizes  managed  by  other   investment
regarding  brokerage  and portfolio  transactions;  and      advisors,  and  comparable  peer group  indices  (e.g.,
                                                             Morningstar  category  averages).   The  Trustees  also
                                                             considered the consistency of the Advisor's  management
                                                             of  each  Fund  with  its   investment   objective  and
                                                             policies.  After  reviewing  the  short  and  long-term

                                                                                                          (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
investment  performance  of the  Funds,  the  Advisor's      Advisor  involved only the management fee. The Trustees
experience   managing  the  Funds  and  other  advisory      noted that, while the management fees remained the same
accounts,    the   Advisor's   historical    investment      at  all  asset  levels,  the  Funds'  shareholders  had
performance,  and other factors,  the Board of Trustees      experienced   benefits  from  the  Advisor's  voluntary
concluded that the investment  performance of the Funds      waiver of advisory fees for the Funds and would benefit
and the Advisor was satisfactory.                            from  economies  of scale  under the Funds'  agreements
                                                             with   service   providers   other  than  the  Advisor.
In considering the costs of the services to be provided      Following  further   discussion  of  the  Funds'  asset
and  profits  to be  realized  by the  Advisor  and its      levels,  expectations for growth,  and fee levels,  the
affiliates  from  the  relationship   with  the  Funds,      Board  of  Trustees  determined  that  the  Funds'  fee
including any benefits  derived or to be derived by the      arrangements  were fair and  reasonable  in relation to
Advisor  from  the  relationship  with the  Funds,  the      the nature and quality of the services  provided by the
Trustees considered the Advisor's staffing,  personnel,      Advisor,  and that the  Advisor's  voluntary  waiver of
and methods of operating;  the education and experience      advisory fees for the Funds provided  potential savings
of the Advisor's  personnel;  the Advisor's  compliance      or protection for the benefit of the Funds' investors.
policies and procedures; the financial condition of the
Advisor  and the level of  commitment  to the Funds and      In  considering  the  Advisor's   practices   regarding
the Advisor by the principals of the Advisor; the asset      brokerage  and  portfolio  transactions,  the  Trustees
level of each Fund;  and the  overall  expenses of each      reviewed the Advisor's  standards,  and  performance in
Fund,   including   certain   prior  fee   waivers  and      utilizing those  standards,  for seeking best execution
reimbursements  by the  Advisor  on behalf of the Funds      for Fund portfolio  transactions,  including the use of
and the nature and  frequency of advisory fee payments.      alternative   markets  (e.g.,   direct  purchases  from
The Trustees reviewed the financial  statements for the      issuers or  underwriters  or, as to equity  securities,
Advisor  and  discussed  the  financial  stability  and      "third  market"  for listed  securities  and  principal
profitability  of the firm. The Trustees  discussed the      market  makers for  over-the-counter  securities).  The
Advisor's  prior fee waivers in detail,  including  the      Trustees  noted that the Funds' fixed income  portfolio
nature and scope of cost  allocation for such fees. The      transactions   are  normally   principal   transactions
Trustees  also  considered  potential  benefits for the      executed in over-the-counter  markets on a "net" basis.
Advisor in managing the Funds,  including  promotion of      The Trustees also considered the anticipated  portfolio
the  Advisor's  name,  the  ability  for the Advisor to      turnover  rate for the  Funds;  the extent to which the
place small accounts into the Funds,  and the potential      Funds allocate portfolio business to broker-dealers who
for the Advisor to generate  soft  dollars from certain      provide research,  statistical, or other services (soft
of the Funds'  trades that may  benefit  the  Advisor's      dollars) to the Funds compared with  broker-dealers who
other  clients as well.  The Trustees then compared the      provide only execution services; the difference between
fees  and   expenses  of  each  Fund   (including   the      "full  service"  and  "bare  bones"  commission  rates,
management  fee) to other funds  comparable in terms of      including  consideration,  each quarter, of whether the
the  type  of  fund,   the  nature  of  its  investment      higher rates are reasonable in relation to the value of
strategy, its style of investment  management,  and its      the services provided; the process by which evaluations
size,  among other factors.  With respect to each Fund,      are made of the overall  reasonableness  of commissions
the Trustees  determined  that the  management  fee was      paid; the method and basis for selecting and evaluating
higher  than the  comparable  funds and the net expense      the broker-dealers used; any anticipated  allocation of
ratio,  while higher than some of the comparable  funds      portfolio  business  to  persons  affiliated  with  the
and lower than  others,  was higher  than the  industry      Advisor;   the  general   nature  and  quality  of  the
average.  Following  this  comparison  and upon further      research,  statistical, and other services received (or
consideration  and  discussion  of the  foregoing,  the      expected to be received) by the Advisor or the Funds in
Board of Trustees concluded that the fees to be paid to      return  for  commissions  paid by the  Funds  or by any
the  Advisor by the Funds were fair and  reasonable  in      other account advised by the Advisor. The Trustees then
relation  to the  nature and  quality  of the  services      considered  whether  such  services  and  soft  dollars
provided by the Advisor.                                     provide  lawful  and  appropriate   assistance  to  the
                                                             Advisor   in  the   performance   of   its   investment
In considering  the extent to which  economies of scale      decision-making   responsibilities   and   whether  any
would be  realized  as the Funds grow and  whether  the      payments are made for such services  through the use of
advisory fee levels  reflect  these  economies of scale      concessions  or  mark-ups  charged by  underwriters  or
for the benefit of the Funds'  investors,  the Trustees      dealers in a principal  (including  riskless principal)
considered that each Fund's fee  arrangements  with the      capacity;  the extent to which any soft dollar  payment
                                                             is allocated for products or services that provide both
                                                             a research and a non-research  function;  the extent to
                                                             which such  services  benefit other  accounts,  if any,
                                                             advised  by the  Advisor;  the  extent  to  which  such

                                                                                                         (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

--------------------------------------------------------------------------------
services  enable the Advisor to avoid  expenses that it
otherwise   would  be   required   to  bear  under  the
Investment  Advisory  Agreement  with  the  Funds;  the
alternatives to "paying up for research" (e.g.,  paying
for research with cash, enlarging the investment staff,
etc.);  and  the   opportunities  for  the  Advisor  to
recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Funds. After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In  considering  possible  conflicts of  interest,  the
Trustees  evaluated  the  potential  for  conflicts  of
interest and considered  such matters as the experience
and ability of the advisory  personnel  assigned to the
Funds;   the  basis  for  soft  dollar   payments  with
broker-dealers, including any broker-dealers affiliated
with the Advisor; the basis of decisions to buy or sell
securities  for the Funds  and/or the  Advisor's  other
accounts;   the  method  for   bunching  of   portfolio
securities   transactions;   and  the   substance   and
administration   of  the  Advisor's   code  of  ethics.
Following  further  consideration  and discussion,  the
Board  of  Trustees   indicated   that  the   Advisor's
standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based  upon all of the  foregoing  considerations,  the
Board,  including a majority of the Trust's independent
trustees,   approved  the  renewal  of  the  Investment
Advisory Agreement.

The Hillman Capital Management
Mutual Funds are a series of the
Hillman Capital Management Investment Trust







For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services, LLC                   Hillman Capital Management, Inc.
116 South Franklin Street                      7600 Wisconsin Avenue
Post Office Drawer 4365                        Suite 650
Rocky Mount, North Carolina 27803              Bethesda, Maryland 20814

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-800-773-3863

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               hillmancapital.com



                                   [Logo Here]
                                   HILLMAN CAPITAL MANAGEMENT

Item 2.   CODE OF ETHICS.


          Not applicable.





Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


          Not applicable.





Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


          Not applicable.





Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.


          Not applicable.





Item 6.   SCHEDULE OF INVESTMENTS.


          A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


          Not applicable.

Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


          Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


          Not applicable.





Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


          None.




Item 11.  CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12.  EXHIBITS.


(a)(1)    Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)    Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)

                               /s/ Mark A. Hillman
                               _________________________________________________
                               Mark A. Hillman, Trustee, President and Principal Executive Officer

Date: May 29, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)


                               /s/ Mark A. Hillman
                               ________________________________________________
                               Mark A. Hillman, Trustee, President and Principal
Date: May 29, 2007             Executive Officer



By: (Signature and Title)

                               /s/ Fletcher D. Parkins
                               _________________________________________________
                               Fletcher D. Perkins, Treasurer and Principal
                               Financial Officer

Date: May 29, 2007